Land use right, net (Details 1) - Land use right [Member] - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Fiscal 2025	$ 205,390
Fiscal 2026	205,390
Fiscal 2027	205,390
Fiscal 2028	205,390
Fiscal 2029	205,390
Thereafter	5,178,358
Intangible assets, net	$ 6,205,309	$ 6,653,666